Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	lmpet_SupplementTextBlock	LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 4, 2016

TO THE PROSPECTUS OF

PERMAL ALTERNATIVE SELECT FUND,

DATED MARCH 1, 2015

The Board of Trustees has approved the engagement of First Quadrant, LP (“First Quadrant”) as a subadviser to manage a global macro (systematic) strategy of the fund. First Quadrant is expected to start managing a portion of the fund’s assets on or about May 2, 2016.

The section of the Prospectus titled “Principal investment strategies” is supplemented with the following text:

Investment strategy	Subadviser
Global Macro (Systematic)	First Quadrant, LP

The sections of the Prospectus titled “Principal risks – Model risk” and “More on the fund’s investment strategies, investments and risks – More on risks of investing in the fund – Model risk” are replaced with the following text:

Model risk. The subadvisers’ investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy. A subadviser’s investment models may not be able to protect against or capture certain extraordinary sudden market events such as U.S. or foreign governments‘ actions or interventions, and as a result may not be as effective during these periods.
Permal Alternative Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpet_SupplementTextBlock	LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 4, 2016

TO THE PROSPECTUS OF

PERMAL ALTERNATIVE SELECT FUND,

DATED MARCH 1, 2015

The Board of Trustees has approved the engagement of First Quadrant, LP (“First Quadrant”) as a subadviser to manage a global macro (systematic) strategy of the fund. First Quadrant is expected to start managing a portion of the fund’s assets on or about May 2, 2016.

The section of the Prospectus titled “Principal investment strategies” is supplemented with the following text:

Investment strategy	Subadviser
Global Macro (Systematic)	First Quadrant, LP

The sections of the Prospectus titled “Principal risks – Model risk” and “More on the fund’s investment strategies, investments and risks – More on risks of investing in the fund – Model risk” are replaced with the following text:

Model risk. The subadvisers’ investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy. A subadviser’s investment models may not be able to protect against or capture certain extraordinary sudden market events such as U.S. or foreign governments‘ actions or interventions, and as a result may not be as effective during these periods.